Warrant Liabilities	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrant Liabilities
5.	Warrant Liabilities

As of December 31, 2022, the Company had 9,558,703 Public Warrants and 8,900,000 Private Placement Warrants outstanding. For the period from May 2, 2022 through December 31, 2022, 1,941,297 Public Warrants were exchanged for cash of $22,325.

Warrants may only be exercised for a whole number of shares at a price of $11.50. No fractional shares will be issued upon exercise of the Warrants. The Warrants are currently exercisable and will expire five years from the date of the Transaction or earlier upon redemption or liquidation.

Redemption of Warrants when the price per share of Class A common stock equals or exceeds $18.00. The Company may redeem the outstanding Warrants (except as described with respect to the Private Placement Warrants):

●	in whole and not in part;
●	at a price of $0.01 per Warrant;
●	upon a minimum of 30 days’ prior written notice of redemption to each Warrant holder; and
●	if the closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the Warrant holders.

If and when the Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Redemption of Warrants when the price per share of Class A common stock equals or exceeds $10.00. The Company may redeem the outstanding warrants:

●	in whole and not in part;
●	at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the fair market value of the Class A common stock;
●	if, and only if, the closing price of the Class A common stock equals or exceeds $10.00 per public share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the Warrant holders; and
●	if the closing price of the Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.

If the Company calls the Public Warrants for redemption, as described above, the exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation.

Beginning on the 30th day following the Transaction, the Private Placement Warrants became almost identical to the Public Warrants sold in the Spring Valley Initial Public Offering. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.